Long-term debt	12 Months Ended
Jun. 30, 2026
Long-term debt.
Long-term debt
13	Long-term debt

	2026	2025
for the year ended 30 June	Rm	Rm
Total long-term debt	92 374	102 645
Short-term portion[1]	(24 500)	(14 091)
Long-term portion	67 874	88 554
Analysis of long-term debt
At amortised cost
Unsecured debt	92 716	103 037
Unamortised loan costs	(342)	(392)
	92 374	102 645
Reconciliation
Balance at beginning of year	102 645	117 031
Loans raised[2]	18 579	471
Loans repaid[3]	(23 651)	(14 060)
Interest accrued	1 552	1 505
Amortisation of loan costs	160	126
Translation of foreign operations	(7 332)	(2 428)
Foreign exchange differences recognised in income statement	421	—
Balance at end of year	92 374	102 645
Interest-bearing status
Interest-bearing debt	92 374	102 645
Maturity profile
Within one year	24 500	14 091
One to five years	54 446	72 309
More than five years	13 428	16 245
	92 374	102 645
1	Current period short-term portion relates to the US$650 million bond (R10,7 billion) payable in September 2026, as well as a portion of the DMTN (R1,2 billion) which is repayable in October 2026. The US$750 million convertible bond is classified as a current liability since 2025 when the Group adopted the amendments to IAS 1 'Presentation of Financial Statements'.
2	Relates mainly to a 2033 bond of US$750 million (R12,3 billion) issued in April 2026 and a floating rate bond of R5,3 billion issued on 23 July 2025 for which SFIL received US$300 million in return.
3	Relates mainly to partial repayments on 2028 and 2029 US$ bonds (R12,3 billion) and repayments on the Revolving Credit Facility (RCF) in July and August 2025 (R8,4 billion) as well as a R0,8 billion repayment on the DMTN programme in October 2025.

13	Long-term debt continued

				2026				2025
					Total
			Interest	Contract	Rand	Available	Utilised	Utilised
			rate	amount	equivalent	facilities	facilities	facilities
for the year ended 30 June	Expiry date	Currency	%	million	Rm	Rm	Rm	Rm
Banking facilities and debt arrangements
Group treasury facilities
Commercial paper (uncommitted)	None	Rand	3 month Jibar + 1,42% - 1,59%	15 000	15 000	11 378	3 622	4 434
Commercial banking facilities	None	Rand	*	7 450	7 450	7 450	—	—
Revolving credit facility¹	April 2030	US dollar	SOFR+ Credit Adj +1,45%	1 987	32 574	32 574	—	8 875
Debt arrangements
US Dollar Bond	September 2026	US dollar	4,38%	650	10 656	—	10 656	11 538
US Dollar Convertible Bond[2]	November 2027	US dollar	4,50%	750	12 295	—	12 295	13 313
US Dollar Bond[4]	September 2028	US dollar	6,50%	334	5 475	—	5 475	13 313
US Dollar Bond[4]	May 2029	US dollar	8,75%	666	10 918	—	10 918	17 750
US Dollar term loan	April 2030	US dollar	SOFR+ Credit Adj +1,65%	982	16 107	—	16 107	17 439
Rand Bond[3]	July 2030	Rand	3 month Jibar + 3,7%	5 327	5 327	—	5 327	—
US Dollar Bond	March 2031	US dollar	5,50%	850	13 934	—	13 934	15 088
US Dollar Bond⁴	April 2033	US dollar	8,75%	750	12 295	—	12 295	—
Other Sasol businesses
Specific project asset finance
Energy – Natref	Various	Rand	Various	2 482	2 482	895	1 587	1 266
Other		Various	Various	—	—	—	1 262	707
						52 297	93 478	103 723
Available cash excluding restricted cash						40 103
Total funds available for use						92 400
Accrued interest							1 552	1 505
Unamortised loan cost							(342)	(392)
Cumulative fair value gains and foreign exchange movements on convertible bond and embedded derivative financial liability							(739)	(1 517)
Total debt including accrued interest and unamortised loan cost							93 949	103 319
Comprising
Long-term debt							67 874	88 554
Short-term debt							25 648	14 757
Short-term debt							1 148	666
Short-term portion of long-term debt							24 500	14 091
Bank overdraft							118	1
Convertible bond derivative financial liability							309	7
							93 949	103 319

13	Long-term debt continued

*Interest rate only available when funds are utilised.

1	Sasol repaid R8,4 billion (US$0,5 billion) in July and August 2025 on the RCF.
2	The convertible bond has a principal amount of US$750 million and contains conversion rights exercisable by the bond holders at any time before maturity of the bond on 8 November 2027. The convertible bond pays a coupon of 4,5% per annum, payable semi-annually in arrears and in equal instalments on 8 May and 8 November of each year. The convertible bond can be settled in cash, Sasol ordinary shares, or any combination thereof at the election of Sasol. The conversion price (initially set at US$20,39) is subject to standard market anti-dilution adjustments, including, among other things, dividends paid by Sasol. The conversion price at 30 June 2026 was US$18,79 (30 June 2025: US$18,79).
3	On 23 July 2025, SFIL issued a floating rate bond of R5,3 billion. In exchange, SFIL received US$300 million. The bond is guaranteed by Sasol Limited, has a 5 year maturity, bears quarterly interest, is repayable in Rand with covenants similar to those in the existing US$ bond documents and no new covenants were introduced.
4	A 2033 US$ bond of US$750 million (R12,3 billion) was issued in April 2026, the proceeds were used to partially repurchase the 2028 and 2029 US$ bonds (R12,3 billion). The result of the transaction being debt-neutral, while extending the debt maturity.

Accounting policies:

Debt, which constitutes a financial liability, includes short-term and long-term debt. Debt is initially recognised at fair value, net of transaction costs incurred and is subsequently stated at amortised cost using the effective interest rate method. Debt is classified as short-term unless the borrowing entity has a right to defer settlement of the liability for at least 12 months after the reporting date.

Debt is derecognised when the obligation in the contract is discharged, cancelled or has expired. Premiums or discounts arising from the difference between the fair value of debt raised and the amount repayable at maturity date are charged to the income statement as finance expenses based on the effective interest rate method. A debt modification gain or loss is recognised immediately when a debt measured at amortised cost has been modified. The convertible bond is a hybrid financial instrument consisting of a non-derivative host representing the obligation to make interest payments and to deliver cash to the holder on redemption of the bond (‘the bond component’); and a conversion feature which is accounted for as an embedded derivative financial liability. The bond component was recognised at fair value at inception date. The fair value was determined by subtracting the fair value attributable to the embedded derivative from the fair value of the combined instrument. The bond component is measured subsequently at amortised cost using the effective interest rate of 8,5%. The option component is recognised as a derivative financial liability, measured at fair value, with changes in fair value recorded in profit or loss and reported separately in the statement of financial position in long-term financial liabilities.

The bond component and related embedded derivative are classified as current liabilities as the holders may convert at any time.

Refer to note 35 for the accounting policies relating to embedded derivatives.